Financial Debt (Details) - Fair value. - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Disclosure of financial debt
Recoverable cash advances - Non-current	€ 7,972	€ 7,656
Recoverable cash advances - Current	552	471
Total Recoverable cash advances	8,524	8,127
Other loan - Non-current	63	146
Other loan - Current	104	83
Total Other loan	167	229
Non-current	8,035	7,802
Current	656	554
Total Financial Debt	€ 8,691	€ 8,356